CONTINGENCY (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Apr. 11, 2011 Product defect arisen in the normal course of business	Oct. 31, 2010 Product defect arisen in the normal course of business	Dec. 31, 2009 Product defect arisen in the normal course of business item	Dec. 31, 2012 Government authority regulations for social commerce services	Dec. 31, 2011 Government authority regulations for social commerce services
CONTINGENCY
Number of defendants			1
Claim made by plaintiff			$ 1,465
Liability accrued in other payables for potential liability upon settlement of the lawsuit		151	732
Reasonable estimate of liability accrued in other payables for potential liability upon settlement of the lawsuit (as a percent)			50.00%
Damages to be paid to plaintiff		60
Liability accrual reversed		581
Damages paid	60
Liability accrual reversed for damages paid	60
Estimated tax liability on gross amount of sales relating to the social commerce services					6,957
Estimated liability on gross amount of sales relating to the social commerce services				$ 10,196